Lease (Details) - Schedule of Future Minimum Lease Payments for Operating Leases	Jun. 30, 2024 USD ($)
Schedule of Future Minimum Lease Payments for Operating Leases [Abstract]
2025	$ 1,709,211
2026	1,067,162
2027	442,176
Total minimum lease payments	3,218,549
Less: imputed interest	(218,378)
Total lease liability balance	3,000,171
Minimum payments related to leases not yet commenced as of June 30, 2024	$ 264,637